EARNINGS (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Series A CNY	Dec. 31, 2010 Series B CNY	Dec. 31, 2010 Series C CNY
Numerator:
Net loss from continuing operations	$ (2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Accretion of redeemable convertible preferred shares to redemption value				(47,058)		(21,055)	(26,003)
Effect of foreign exchange rate movement on redeemable convertible preferred shares				10,585	2,232	5,932	2,421
Net (loss) income attributable to ordinary shareholders:	$ (2,728)	(16,991)	20,463	(92,220)
Denominator:
Number of shares outstanding, opening	364,813,932	364,813,932	385,843,484	84,475,892
Weighted average number of shares issued	136,676	136,676	3,063,940	75,135,482
Weighted average number of shares repurchased	(1,169,733)	(1,169,733)	(6,922,907)
Weighted-average number of shares outstanding - Basic	363,780,875	363,780,875	381,984,517	159,611,374
Weighted-average number of shares outstanding - Diluted	363,780,875	363,780,875	381,984,517	159,611,374
Earnings (loss) per share-Basic
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations: (in CNY or dollars per share)			0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)
Earnings (loss) per share-Diluted
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.05)	(0.03)	(0.58)
Income from discontinued operations: (in CNY or dollars per share)			0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.05)	0.05	(0.58)